Schedule of movements of warrants (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Listed warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Beginning balance	72,734	72,734	1,454,546
Granted
Forfeited
Exercised
Reduction due to reverse share split			(1,381,812)
Number of warrants, Ending balance	72,734	72,734	72,734
Unlisted warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Beginning balance	4,365	4,365	87,272
Granted
Forfeited
Exercised
Reduction due to reverse share split			(82,907)
Number of warrants, Ending balance	4,365	4,365	4,365